Quarterly Report
July 31, 2021
MFS®  Intermediate
Income Trust
MIN-Q3

Portfolio of Investments
7/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 97.9%
Aerospace & Defense – 1.4%
Boeing Co., 1.167%, 2/04/2023	$1,135,000	$1,138,849
Boeing Co., 1.433%, 2/04/2024	2,269,000	2,275,020
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	2,486,000	2,720,285
		$6,134,154
Apparel Manufacturers – 0.6%
NIKE, Inc., 2.75%, 3/27/2027	$2,600,000	$2,823,597
Asset-Backed & Securitized – 1.5%
BXMT Ltd., 2021-FL4, “AS”, FLR, 1.393% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)	$2,000,000	$2,000,160
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	1,676,352	1,868,774
GS Mortgage Securities Trust, 2010-C1, “A2”, 4.592%, 8/10/2043 (n)	324,340	324,301
Shackleton CLO Ltd., 2015-8A, “A1R”, FLR, 1.054% (LIBOR - 3mo. + 0.92%), 10/20/2027 (n)	1,404,938	1,406,166
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050	875,000	979,126
		$6,578,527
Automotive – 1.7%
Hyundai Capital America, 2.375%, 2/10/2023 (n)	$577,000	$591,665
Hyundai Capital America, 5.875%, 4/07/2025 (n)	2,094,000	2,430,406
Volkswagen Group of America Finance LLC, 2.85%, 9/26/2024 (n)	1,765,000	1,869,646
Volkswagen Group of America Finance LLC, 1.625%, 11/24/2027 (n)	1,500,000	1,506,246
Volkswagen Group of America Finance LLC, 3.75%, 5/13/2030 (n)	1,000,000	1,137,861
		$7,535,824
Brokerage & Asset Managers – 3.2%
Brookfield Finance, Inc., 2.724%, 4/15/2031	$2,844,000	$2,989,147
E*TRADE Financial Corp., 2.95%, 8/24/2022	3,500,000	3,593,564
Low Income Investment Fund, 3.386%, 7/01/2026	705,000	753,571
Low Income Investment Fund, 3.711%, 7/01/2029	1,905,000	2,068,782
National Securities Clearing Corp., 1.5%, 4/23/2025 (n)	1,117,000	1,143,672
TD Ameritrade Holding Corp., 3.3%, 4/01/2027	3,150,000	3,483,900
		$14,032,636
Building – 0.3%
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	$1,196,000	$1,334,293
Business Services – 0.9%
Tencent Holdings Ltd., 2.88%, 4/22/2031 (n)	$1,499,000	$1,573,809
Western Union Co., 1.35%, 3/15/2026	2,570,000	2,571,118
		$4,144,927
Cable TV – 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	$1,350,000	$1,532,394
Computer Software – 0.7%
Dell International LLC/EMC Corp., 5.85%, 7/15/2025	$399,000	$469,499
Dell International LLC/EMC Corp., 4.9%, 10/01/2026	2,054,000	2,394,122
		$2,863,621
Computer Software - Systems – 1.2%
Apple, Inc., 3.35%, 2/09/2027	$2,700,000	$3,009,535
VMware, Inc., 1.4%, 8/15/2026	2,333,000	2,340,992
		$5,350,527
Conglomerates – 0.5%
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	$1,760,000	$2,063,978

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Products – 1.5%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	$2,274,000	$2,408,681
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	4,000,000	4,218,956
		$6,627,637
Consumer Services – 1.5%
Booking Holdings, Inc., 3.55%, 3/15/2028	$2,737,000	$3,068,640
Conservation Fund, 3.474%, 12/15/2029	563,000	607,196
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	480,000	406,544
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2027 (n)	1,525,000	1,237,775
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	1,392,000	962,467
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	480,000	296,478
		$6,579,100
Containers – 0.4%
Berry Global, Inc., 1.65%, 1/15/2027 (n)	$1,542,000	$1,543,573
Electronics – 1.0%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027	$1,845,000	$2,045,897
Broadcom, Inc., 3.469%, 4/15/2034 (n)	2,055,000	2,188,026
		$4,233,923
Emerging Market Quasi-Sovereign – 1.0%
DAE Funding LLC (United Arab Emirates), 1.55%, 8/01/2024 (n)	$613,000	$612,387
Qatar Petroleum, 2.25%, 7/12/2031 (n)	1,635,000	1,654,215
Sinopec Capital (2013) Ltd. (People's Republic of China), 3.125%, 4/24/2023 (n)	733,000	761,396
Sinopec Group Overseas Development (2018) Ltd. (People's Republic of China), 1.45%, 1/08/2026 (n)	1,357,000	1,365,014
		$4,393,012
Emerging Market Sovereign – 0.2%
Republic of Poland, 5%, 3/23/2022	$772,000	$795,404
Energy - Independent – 0.2%
Diamondback Energy, Inc., 0.9%, 3/24/2023	$966,000	$965,739
Energy - Integrated – 1.5%
Cenovus Energy, Inc., 5.375%, 7/15/2025	$1,600,000	$1,825,443
Eni S.p.A., 4%, 9/12/2023 (n)	1,327,000	1,416,453
Exxon Mobil Corp., 3.294%, 3/19/2027	3,000,000	3,333,943
		$6,575,839
Financial Institutions – 2.2%
AerCap Ireland Capital DAC, 4.875%, 1/16/2024	$1,719,000	$1,869,833
AerCap Ireland Capital DAC, 6.5%, 7/15/2025	2,326,000	2,722,884
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	3,123,000	3,336,630
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	583,000	613,107
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	852,000	859,761
		$9,402,215
Food & Beverages – 0.9%
Constellation Brands, Inc., 4.4%, 11/15/2025	$3,306,000	$3,747,052
Gaming & Lodging – 1.4%
GLP Capital LP/GLP Financing II, Inc., 4%, 1/15/2031	$3,055,000	$3,341,223
Marriott International, Inc., 2.3%, 1/15/2022	1,686,000	1,696,619
Marriott International, Inc., 5.75%, 5/01/2025	271,000	312,710
Marriott International, Inc., 2.85%, 4/15/2031	802,000	821,372
		$6,171,924

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Industrial – 0.3%
Howard University, Washington D.C., AGM, 2.757%, 10/01/2027	$1,250,000	$1,322,133
Insurance – 0.1%
AIA Group Ltd., 3.375%, 4/07/2030 (n)	$563,000	$626,205
Insurance - Property & Casualty – 1.6%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$3,110,000	$3,426,495
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	2,971,000	3,464,324
		$6,890,819
International Market Quasi-Sovereign – 0.6%
Dexia Credit Local S.A. (Kingdom of Belgium), 1.875%, 9/15/2021 (n)	$2,510,000	$2,515,120
Internet – 0.3%
Baidu, Inc., 3.875%, 9/29/2023	$1,361,000	$1,444,713
Machinery & Tools – 0.9%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$472,000	$510,504
CNH Industrial Capital LLC, 3.85%, 11/15/2027	3,066,000	3,437,451
		$3,947,955
Major Banks – 13.5%
Bank of America Corp., 3.124% to 1/20/2022, FLR (LIBOR - 3mo. + 1.16%) to 1/20/2023	$5,400,000	$5,468,200
Bank of America Corp., 4.125%, 1/22/2024	2,876,000	3,126,226
Bank of America Corp., 1.734% to 7/22/2026, FLR (SOFR + 0.96%) to 7/22/2027	2,224,000	2,262,615
Bank of New York Mellon Corp., 3.5%, 4/28/2023	3,446,000	3,639,324
Barclays PLC, 4.61% to 2/15/2022, FLR (LIBOR - 3mo. + 1.4%) to 2/15/2023	3,857,000	3,942,643
Credit Suisse Group AG, 3.574%, 1/09/2023 (n)	1,500,000	1,520,639
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	915,000	1,008,787
Credit Suisse Group AG, 3.869% to 1/12/2028, FLR (LIBOR - 3mo. + 1.41%) to 1/12/2029 (n)	2,250,000	2,499,034
Deutsche Bank AG, 1.447% to 4/1/2024, FLR (SOFR + 1.131%) to 4/01/2025	2,012,000	2,028,223
Goldman Sachs Group, Inc., 5.75%, 1/24/2022	1,924,000	1,974,244
Goldman Sachs Group, Inc., 2.908% to 6/05/2022, FLR (LIBOR - 3mo. + 1.053%) to 6/05/2023	1,750,000	1,786,682
Goldman Sachs Group, Inc., 3.5%, 4/01/2025	1,500,000	1,628,555
Goldman Sachs Group, Inc., 1.093% to 12/09/2025, FLR (SOFR + 0.789%) to 12/09/2026	894,000	888,119
HSBC Holdings PLC, 3.262% to 3/13/2022, FLR (LIBOR - 3mo. + 1.055%) to 3/13/2023	4,000,000	4,071,203
HSBC Holdings PLC, 3.033% to 11/22/2022, FLR (LIBOR - 3mo. + 0.923%) to 11/22/2023	1,500,000	1,551,876
JPMorgan Chase & Co., 2.005% to 3/13/2025, FLR (SOFR + 1.585%) to 3/13/2026	2,500,000	2,590,799
JPMorgan Chase & Co., 2.58% to 4/22/2031, FLR (SOFR + 1.25%) to 4/22/2032	2,250,000	2,340,571
Morgan Stanley, 3.875%, 1/27/2026	5,400,000	6,054,646
NatWest Group PLC, 4.269% to 3/22/2024, FLR (LIBOR - 3mo. + 1.762%) to 3/22/2025	2,621,000	2,848,503
State Street Corp., 2.901% to 3/30/2025, FLR (SOFR + 2.6%) to 3/30/2026	407,000	436,340
Sumitomo Mitsui Financial Group, Inc., 3.102%, 1/17/2023	1,145,000	1,191,993
Sumitomo Mitsui Trust Bank Ltd., 0.85%, 3/25/2024 (n)	946,000	950,579
UBS Group AG, 1.008% to 7/30/2023, FLR (CMT - 1yr. + 0.83%) to 7/30/2024 (n)	770,000	775,693
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	2,449,000	2,798,836
UniCredito Italiano S.p.A., 6.572%, 1/14/2022 (n)	1,500,000	1,538,342
		$58,922,672
Medical & Health Technology & Services – 0.4%
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	$1,250,000	$1,536,784
Metals & Mining – 1.5%
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	$744,000	$758,146
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	870,000	904,379
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	1,518,000	1,609,823
Glencore Funding LLC, 1.625%, 4/27/2026 (n)	1,191,000	1,200,123

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Glencore Funding LLC, 3.875%, 10/27/2027 (n)	$1,887,000	$2,098,786
		$6,571,257
Midstream – 1.9%
Enbridge, Inc., 3.125%, 11/15/2029	$1,506,000	$1,622,296
Enbridge, Inc., 2.5%, 8/01/2033	1,743,000	1,776,486
MPLX LP, 3.5%, 12/01/2022	1,584,000	1,642,901
MPLX LP, 4%, 3/15/2028	1,395,000	1,566,139
Plains All American Pipeline LP, 3.8%, 9/15/2030	1,510,000	1,637,938
		$8,245,760
Mortgage-Backed – 0.9%
Fannie Mae, 6.5%, 11/01/2031	$438,211	$513,657
Freddie Mac, 3.064%, 8/25/2024	1,457,127	1,550,872
Freddie Mac, 3.187%, 9/25/2027	550,000	616,573
Freddie Mac, 4.06%, 10/25/2028	582,000	690,014
Freddie Mac, 6%, 8/01/2034	6,213	7,263
Ginnie Mae, 6%, 6/15/2033 - 10/15/2036	301,788	354,269
Ginnie Mae, 5.87%, 4/20/2058	26,705	30,781
		$3,763,429
Municipals – 6.0%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.06%, 12/01/2025	$4,000,000	$4,126,783
California Earthquake Authority Rev., “B”, 1.327%, 7/01/2022	575,000	580,260
California Earthquake Authority Rev., “B”, 1.477%, 7/01/2023	405,000	413,106
Florida State Board of Administration Finance Corp. Rev., “A”, 1.705%, 7/01/2027	1,709,000	1,758,868
Gainesville, TX, Hospital District, “A”, 5.711%, 8/15/2033	2,330,000	2,862,095
Guam International Airport Authority Rev. (A.B. Won Pat Airport), “A”, 3.839%, 10/01/2036 (w)	110,000	116,017
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “A”, 2.641%, 7/01/2037	2,070,000	2,122,143
Michigan Finance Authority Hospital Refunding Rev. (Trinity Health Credit Group), “T”, 3.084%, 12/01/2034	2,500,000	2,772,282
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev. (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	324,730	339,324
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	3,704,000	3,676,962
Puerto Rico Electric Power Authority Rev., “RR”, NPFG, 5%, 7/01/2022	1,675,000	1,699,181
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “B”, 5%, 1/01/2036 (n)	3,635,000	3,594,400
University of California, General Taxable Rev., “BG”, 1.614%, 5/15/2030	2,010,000	2,014,775
		$26,076,196
Network & Telecom – 0.4%
Verizon Communications, Inc., 0.75%, 3/22/2024	$1,714,000	$1,721,764
Oils – 1.1%
Marathon Petroleum Corp., 3.625%, 9/15/2024	$1,003,000	$1,079,163
Valero Energy Corp., 3.4%, 9/15/2026	3,386,000	3,677,758
		$4,756,921
Other Banks & Diversified Financials – 0.4%
Macquarie Group Ltd., 1.34% to 1/12/2026, FLR (SOFR + 1.069%) to 1/12/2027 (n)	$1,784,000	$1,780,746
Personal Computers & Peripherals – 0.2%
Equifax, Inc., 2.6%, 12/15/2025	$832,000	$885,107
Pharmaceuticals – 0.7%
AbbVie, Inc., 3.45%, 3/15/2022	$3,000,000	$3,042,277

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate - Retail – 2.1%
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	$2,349,000	$2,675,679
Regency Centers Corp., 3.7%, 6/15/2030	3,000,000	3,387,321
VEREIT Operating Partnership LP, REIT, 3.4%, 1/15/2028	2,875,000	3,171,617
		$9,234,617
Retailers – 0.9%
Alibaba Group Holding Ltd., 2.8%, 6/06/2023	$1,605,000	$1,664,719
Kohl's Corp., 9.5%, 5/15/2025	1,634,000	2,094,328
		$3,759,047
Specialty Stores – 0.8%
Advance Auto Parts, 1.75%, 10/01/2027	$3,000,000	$3,016,856
Nordstrom, Inc., 2.3%, 4/08/2024	518,000	519,912
		$3,536,768
Supranational – 0.7%
Corporacion Andina de Fomento, 4.375%, 6/15/2022	$2,950,000	$3,047,330
Telecommunications - Wireless – 2.1%
American Tower Corp., REIT, 3.55%, 7/15/2027	$4,000,000	$4,423,603
Crown Castle International Corp., 3.65%, 9/01/2027	947,000	1,055,797
Crown Castle International Corp., 2.25%, 1/15/2031	1,000,000	1,002,779
T-Mobile USA, Inc., 3.875%, 4/15/2030	2,500,000	2,822,725
		$9,304,904
Tobacco – 0.5%
B.A.T. Capital Corp., 4.7%, 4/02/2027	$2,000,000	$2,275,168
Transportation - Services – 0.7%
Element Fleet Management Corp., 1.6%, 4/06/2024 (n)	$2,990,000	$3,041,050
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 5.34%, 11/01/2021	$17,296	$17,447
Small Business Administration, 4.93%, 1/01/2024	35,081	36,538
Small Business Administration, 5.36%, 11/01/2025	96,327	103,514
Small Business Administration, 5.39%, 12/01/2025	57,164	61,069
		$218,568
U.S. Treasury Obligations – 31.8%
U.S. Treasury Notes, 1.75%, 11/30/2021	$3,010,000	$3,026,753
U.S. Treasury Notes, 2.625%, 12/15/2021	12,500,000	12,618,652
U.S. Treasury Notes, 1.75%, 2/28/2022	10,420,000	10,521,351
U.S. Treasury Notes, 1.75%, 5/15/2022	3,250,000	3,292,656
U.S. Treasury Notes, 2.125%, 12/31/2022 (f)	14,635,000	15,047,181
U.S. Treasury Notes, 2.5%, 8/15/2023	12,710,000	13,304,788
U.S. Treasury Notes, 2.75%, 2/15/2024	8,385,000	8,911,683
U.S. Treasury Notes, 2.375%, 8/15/2024	9,230,000	9,792,093
U.S. Treasury Notes, 2%, 2/15/2025	9,900,000	10,433,672
U.S. Treasury Notes, 2%, 8/15/2025	5,225,000	5,526,458
U.S. Treasury Notes, 2.25%, 11/15/2025	5,086,000	5,443,609
U.S. Treasury Notes, 2%, 11/15/2026	6,254,000	6,659,289
U.S. Treasury Notes, 1.625%, 11/30/2026	7,750,000	8,103,594
U.S. Treasury Notes, 2.375%, 5/15/2027	4,075,000	4,433,950
U.S. Treasury Notes, 0.5%, 6/30/2027	6,500,000	6,371,777
U.S. Treasury Notes, 0.375%, 9/30/2027	5,672,000	5,497,852
U.S. Treasury Notes, 1.75%, 11/15/2029	4,500,000	4,728,340
U.S. Treasury Notes, 1.5%, 2/15/2030	5,043,500	5,188,698
		$138,902,396

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – 3.3%
Enel Americas S.A., 4%, 10/25/2026	$252,000	$275,625
FirstEnergy Corp., 4.4%, 7/15/2027	2,827,000	3,150,048
ITC Holdings Corp., 2.95%, 5/14/2030 (n)	3,000,000	3,207,573
Liberty Utilities Finance Co., 2.05%, 9/15/2030 (n)	3,000,000	2,957,282
Pacific Gas & Electric Co., 2.1%, 8/01/2027	952,000	926,113
Pacific Gas & Electric Co., 3%, 6/15/2028	1,731,000	1,732,208
Southern California Edison, 6.65%, 4/01/2029	816,000	1,026,697
Transelec S.A., 4.625%, 7/26/2023 (n)	927,000	991,899
Transelec S.A., 4.25%, 1/14/2025 (n)	228,000	247,806
		$14,515,251
Total Bonds		$427,314,853
Investment Companies (h) – 2.1%
Money Market Funds – 2.1%
MFS Institutional Money Market Portfolio, 0.03% (v)	9,142,532	$9,142,532

Other Assets, Less Liabilities – 0.0%		54,393
Net Assets – 100.0%		$436,511,778
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $9,142,532 and $427,314,853, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $74,490,643, representing 17.1% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Derivative Contracts at 7/31/21
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	30	$4,507,500	September – 2021	$(150,961)
At July 31, 2021, the fund had liquid securities with an aggregate value of $76,084 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of July 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$139,120,964	$—	$139,120,964
Non - U.S. Sovereign Debt	—	10,750,866	—	10,750,866
Municipal Bonds	—	26,076,196	—	26,076,196
U.S. Corporate Bonds	—	153,773,036	—	153,773,036
Residential Mortgage-Backed Securities	—	3,763,429	—	3,763,429
Commercial Mortgage-Backed Securities	—	5,172,361	—	5,172,361
Asset-Backed Securities (including CDOs)	—	1,406,166	—	1,406,166
Foreign Bonds	—	87,251,835	—	87,251,835
Mutual Funds	9,142,532	—	—	9,142,532
Total	$9,142,532	$427,314,853	$—	$436,457,385
Other Financial Instruments
Futures Contracts – Liabilities	$(150,961)	$—	$—	$(150,961)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$6,790,424	$78,634,914	$76,282,806	$—	$—	$9,142,532
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,279	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.